Leases - Guaranteed (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Refinitiv | US lease secured by letter of credit
Guarantor Obligations [Line Items]
Letter of credit guaranteed by Refinitiv	$ 1,200,000